Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net policyholder cash flow
Deposits from policyholders	$ 38,561	$ 38,236
Net transfers to general fund	(1,000)	(1,089)
Payments to policyholders	(49,372)	(47,475)
Net policyholder cash flow	(11,811)	(10,328)
Investment related
Interest and dividends	18,872	19,535
Net realized and unrealized investment gains (losses)	37,643	(34,683)
Investment related	56,515	(15,148)
Other
Management and administration fees	(3,926)	(3,985)
Impact of changes in foreign exchange rates	(10,897)	18,249
Other	(14,823)	14,264
Net additions (deductions)	29,881	(11,212)
Segregated funds net assets, beginning of year	313,596	324,808
Segregated funds net assets, end of year	$ 343,477	$ 313,596